UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM 24F-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

Dreyfus Premier Investment Funds, Inc. (formerly, Dreyfus Premier International Funds, Inc.) 200 Park Avenue New York, NY 10166

2.	The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]
3.	Investment Company Act File Number: 811-6490 Securities Act File Number: 33-44254

4(a).	Last day of fiscal year for which this notice is filed:
December 31, 2008
4(b).	[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note:	If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ] Check box if this is the last time the issuer will be filing this Form.
Dreyfus Enhanced Income Fund – Institutional Shares
5.	Calculation of registration fee:
	(I)	Aggregate sale price of securities sold during the	$ 15,362,618
		fiscal year pursuant to section 24(f):	---------------
	(ii)	Aggregate price of securities redeemed or	$ (40,946,772)
		repurchased during the fiscal year:	---------------
	(iii)	Aggregate price of securities redeemed or	$ 0
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:
	(iv)	Total available redemption credits [add Items 5(ii)	$ (40,946,772)
		and 5(iii):	--------------
	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 0
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$ (25,584,154)

		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x	.0000393
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0
		5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
			+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
			=$	0
=============

Dreyfus Enhanced Income Fund – Investor Shares
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ 72,206
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or		$ (1,739,439)
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or	$ 0
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		$ (1,739,439)
		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ 0
		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future		$ (1,667,233)
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x	.0000393
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0
		5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
			+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
			=$	0
=============

Dreyfus Global Real Estate Securities – Class A
(formerly, Dreyfus Premier Global Real Estate Securities)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ 18,353
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or		$ (42,657)
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or	$ 0
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		$ (42,657)
		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ 0
		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future		$ (24,304)
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x	.0000393
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0
		5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

			+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
			=$	0
=============

Dreyfus Global Real Estate Securities – Class C
(formerly, Dreyfus Premier Global Real Estate Securities)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 10,000
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 0
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 0
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ 0
		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 10,000
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$0
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x	.0000393
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	.39
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
			+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
			=$	.39
=============

Dreyfus Global Real Estate Securities – Class I
(formerly, Dreyfus Premier Global Real Estate Securities)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ 111,589,452
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or		$ (78,015,421)
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or	$ 0
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		$ (78,015,421)
		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ 33,574,031
		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future	$0
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x	.0000393
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	1,319.46
		5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
			+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
			=$	1,319.46
=============

Dreyfus Global Real Estate Securities – Class T
(formerly, Dreyfus Premier Global Real Estate Securities)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ 10,000
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or	$ 0
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or	$ 0
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		$ 0
		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ 10,000
		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future		$ 0
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x	.0000393
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	.39
		5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
			+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
			=$	.39
=============

Dreyfus Large Cap Equity Fund – Class A
(formerly, Dreyfus Premier Large Cap Equity Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ 2,071,463
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or		$ 21,373,546
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or	$ 0
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		$ 21,373,546
		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ 0

		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future		$19,302,083
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x	.0000393
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	-0-
		5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
			+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
			=$	-0-
=============

Dreyfus Large Cap Equity Fund – Class C
(formerly, Dreyfus Premier Large Cap Equity Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ 10,000
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or	$ 0
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or	$ 0
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		$ 0
		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ 10,000
		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future	$0
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x	.0000393
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	.39
		5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
			+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
			=$	.39
=============

Dreyfus Large Cap Equity Fund – Class I
(formerly, Dreyfus Premier Large Cap Equity Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ 292,687,312
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or		$ 286,231,457
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or	$ 0
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		$ 286,231,457
		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ 6,455,855
		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future	$0
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x	.0000393
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	253.72
		5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
			+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
			=$	253.72
=============

Dreyfus Large Cap Equity Fund – Class T
(formerly, Dreyfus Premier Large Cap Equity Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ 10,000
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or	$ 0
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or	$ 0
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		$ 0
		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ 10,000
		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future	$0
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x	.0000393
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	.39
		5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
			+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:

			=$	.39
=============

Dreyfus Large Cap Growth Fund – Class A
(formerly, Dreyfus Premier Large Cap Growth Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ 477,585
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or		$ 3,512,087
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or	$ 0
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		$ 3,512,087
		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ 0
		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future		$ 3,034,502
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x	.0000393
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	-0-
		5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
			+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
			=$	-0-
=============

Dreyfus Large Cap Growth Fund – Class C
(formerly, Dreyfus Premier Large Cap Growth Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ 15,000
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 0
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ 0
		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ 15,000
		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$0
		years -- if Item 5(i) is less than Item 5(iv)	---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x	.0000393
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	.59
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
			+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
			=$	.59
=============

Dreyfus Large Cap Growth Fund – Class I
(formerly, Dreyfus Premier Large Cap Growth Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the	$ 127,347,208
		fiscal year pursuant to section 24(f):	---------------

	(ii)	Aggregate price of securities redeemed or	$ 125,236,889
		repurchased during the fiscal year:	---------------

	(iii)	Aggregate price of securities redeemed or	$ 0
		repurchased during any PRIOR fiscal year ending no	---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)	$ 125,236,889

		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ 2,110,319
		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future	$0
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x	.0000393
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	82.94
		5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
			+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
			=$	82.94
=============

Dreyfus Large Cap Growth Fund – Class T
(formerly, Dreyfus Premier Large Cap Growth Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ 10,000
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or	$ 0
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		$ 0
		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ 10,000
		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future	$0
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x	.0000393
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	.39
		5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
			+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
			=$	.39
=============

Dreyfus Large Cap Value Fund – Class A
(formerly, Dreyfus Premier Large Cap Value Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ 215,573
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or		$ 1,024,375
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or	$ 0
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		$ 1,024,375
		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ 0
		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future		$ 808,802
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x	.0000393
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	-0-
		5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
+$ 0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
=$ -0-
=============

Dreyfus Large Cap Value Fund – Class C
(formerly, Dreyfus Premier Large Cap Value Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ 10,000
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or	$ 0
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		$ -0-
		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ 10,000
		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future	$0
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x	.0000393
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	.39
		5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
			+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
			=$	.39
=============

Dreyfus Large Cap Value Fund – Class I
(formerly, Dreyfus Premier Large Cap Value Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ 252,784,646
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or		$ 281,722,399
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or	$ 0
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		$ 281,722,399
		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ 0
		[subtract Item 5(iv) from Item 5(i)]:		---------------

	(vi)	Redemption credits available for use in future		$ 28,937,754
		years -- if Item 5(i) is less than Item 5(iv)		---------------
[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x	.0000393
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	-0-
		5(vii) (enter “0” if no fee is due):		==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):
			+$	0
-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
plus line 7]:
			=$	-0-
=============

Dreyfus Large Cap Value Fund – Class T
(formerly, Dreyfus Premier Large Cap Value Fund)
5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during the		$ 10,000
		fiscal year pursuant to section 24(f):		---------------

	(ii)	Aggregate price of securities redeemed or	$ -0-
		repurchased during the fiscal year:		---------------

	(iii)	Aggregate price of securities redeemed or	$ 0
		repurchased during any PRIOR fiscal year ending no		---------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

	(iv)	Total available redemption credits [add Items 5(ii)		$ -0-
		and 5(iii):		--------------

	(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ 10,000

		[subtract Item 5(iv) from Item 5(i)]:	---------------

	(vi)	Redemption credits available for use in future	$0
		years -- if Item 5(i) is less than Item 5(iv)	---------------
		[subtract Item 5(iv) from Item 5(I)]:

	(vii)	Multiplier for determining registration fee (See	x	.0000393
		Instruction C.9):		--------------

	(viii)	Registration fee due (multiply Item 5(v) by Item	=$	.39
		5(vii) (enter “0” if no fee is due):	==============

6.	If the response to item 5(i) was determined by deducting an amount of securities that
	were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect
	before October 11, 1997, then report the amount of securities (number of shares or
	other units) deducted here: -0-. If there is a number of shares or other units that
	were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year
	for which this form is filed that are available for use by the issuer in future fiscal
	years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the
	issuer’s fiscal year (See Instruction D):
			+$	0
				-------------

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii)
	plus line 7]:
			=$	.39
				=============

TOTAL FOR ALL FUNDS:			$ 1,659.44
				=============

9.	Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:

[	X	]	Wire Transfer
[		]	Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*	/s/ Robert R. Mullery

Robert R. Mullery
Vice President and Assistant Secretary

Date: March 10, 2009 * Please print the name and title of the signing officer below the signature.